Related Party Transactions (Details) - USD ($)	1 Months Ended			3 Months Ended		9 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Feb. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2022
Related Party Transaction [Line Items]
Revenue				$ 983,000,000	$ 824,000,000	$ 2,766,000,000	$ 2,305,000,000
Operating expenses				780,000,000	654,000,000	2,252,000,000	2,103,000,000
Accounts receivable, net				940,000,000		940,000,000		$ 781,000,000
Other current liabilities				412,000,000		412,000,000		835,000,000
Contract liabilities				176,000,000		176,000,000		198,000,000
Allowance for current expected credit losses						17,000,000
Accounts receivable, allowance				20,000,000		20,000,000		3,000,000
Proceeds from equity method investments				5,600,000	4,000,000	6,900,000	6,400,000
Total prepaid expenses and other current assets				212,000,000		212,000,000		157,000,000
Other non-current assets				291,000,000		291,000,000		270,000,000
Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost				27,000,000		27,000,000		26,000,000
IoTP
Related Party Transaction [Line Items]
Non-cash distribution, disposal of investment		$ 12,000,000
Cerfe Labs, Inc. | Loans receivable
Related Party Transaction [Line Items]
Loans and other receivables carried at amortized cost				3,200,000		3,200,000		3,100,000
Ampere | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets				33,400,000		33,400,000		32,400,000
Related Parties
Related Party Transaction [Line Items]
Revenue				285,000,000	248,000,000	601,000,000	550,000,000
Operating lease, lease income, lease payments				200,000	400,000	900,000	1,300,000
Accounts receivable, net				272,000,000		272,000,000		182,000,000
Other current liabilities				10,000,000		10,000,000		7,000,000
Contract liabilities				105,000,000		105,000,000		107,000,000
Related Parties | Arduino | Loans receivable
Related Party Transaction [Line Items]
Other non-current assets				16,500,000		16,500,000		16,200,000
Service Share Arrangement | Related Parties
Related Party Transaction [Line Items]
Revenue				232,900,000	202,500,000	503,200,000	503,400,000
Operating expenses				13,900,000	24,100,000	45,300,000	57,700,000
Contract termination costs	$ 5,500,000
Net receivable				272,500,000		272,500,000		175,800,000
Accounts receivable, net				282,100,000		282,100,000		181,100,000
Other current liabilities				9,600,000		9,600,000		5,300,000
Contract liabilities				105,100,000		105,100,000		105,700,000
Allowance for current expected credit losses				0	0	16,000,000	0
Accounts receivable, allowance				16,000,000		16,000,000
Common Control in SoftBank | Related Parties
Related Party Transaction [Line Items]
Revenue				51,100,000		94,300,000
Accounts receivable, net				0		0		800,000
Contract liabilities				0		0		1,600,000
Contract assets				94,300,000		94,300,000		3,100,000
Other Entities Controlled By SoftBank Group | Related Parties
Related Party Transaction [Line Items]
Revenue				0		0	600,000
Accounts receivable, net				0		0
Contract liabilities				0		0
Contract assets				0		0
Other Equity Investments | Related Parties
Related Party Transaction [Line Items]
Revenue				1,000,000	45,600,000	3,000,000	46,700,000
Accounts receivable, net				5,900,000		5,900,000		200,000
Contract liabilities				100,000		100,000		0
Contract assets				6,500,000		6,500,000		18,700,000
Linaro Agreement | Related Parties
Related Party Transaction [Line Items]
Other current liabilities				600,000		600,000		1,300,000
Subscription costs incurred				2,400,000	$ 2,700,000	7,800,000	$ 7,400,000
Amounts of transaction			$ 4,000,000
Related party transaction, term			5 years
Total prepaid expenses and other current assets				$ 3,200,000		$ 3,200,000		$ 3,200,000
Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage									10.00%
Arm China | Acetone Limited
Related Party Transaction [Line Items]
Ownership percentage									48.20%